Operating expenses - Bonus awards reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
Bonus awarded	£ 496	£ 448	£ 356
Less: deferral of charge for amounts awarded for current year	(155)	(144)	(114)
Income statement charge for amounts awarded in current year	341	304	242
Add: current year charge for amounts deferred from prior years	144	109	115
Less: forfeiture of amounts deferred from prior years	(6)	(2)	(4)
Income statement charge for amounts deferred from prior years	138	107	111
Income statement charge for bonus awards	£ 479	£ 411	£ 353